Note 5 - Allowance for Loan Losses and Credit Quality Information (Tables)	12 Months Ended
Dec. 31, 2013
Note 5 - Allowance for Loan Losses and Credit Quality Information (Tables) [Line Items]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
(Dollars in thousands)	1-4 Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2010	$2,145	24,590	924	15,169	42,828

Provision for losses	2,081	11,785	482	2,930	17,278
Charge-offs	(508)	(23,012)	(270)	(15,512)	(39,302)
Recoveries	0	259	23	2,802	3,084
Balance, December 31, 2011	3,718	13,622	1,159	5,389	23,888

Provision for losses	(834)	3,864	686	(1,172)	2,544
Charge-offs	(63)	(5,719)	(1,071)	(2,464)	(9,317)
Recoveries	0	1,821	372	2,300	4,493
Balance, December 31, 2012	2,821	13,588	1,146	4,053	21,608

Provision for losses	(1,206)	(5,190)	347	(1,832)	(7,881)
Charge-offs	(200)	(3,711)	(484)	(651)	(5,046)
Recoveries	213	1,771	97	639	2,720
Balance, December 31, 2013	$1,628	6,458	1,106	2,209	11,401

Allocated to:
Specific reserves	$571	2,591	537	1,114	4,813
General reserves	2,250	10,997	609	2,939	16,795
Balance, December 31, 2012	$2,821	13,588	1,146	4,053	21,608

Allocated to:
Specific reserves	$404	2,403	382	589	3,778
General reserves	1,224	4,055	724	1,620	7,623
Balance, December 31, 2013	$1,628	6,458	1,106	2,209	11,401

Loans receivable at December 31, 2012:
Individually reviewed for impairment	$4,687	28,195	1,823	2,395	37,100
Collectively reviewed for impairment	92,350	216,712	52,152	77,459	438,673
Ending balance	$97,037	244,907	53,975	79,854	475,773

Loans receivable at December 31, 2013:
Individually reviewed for impairment	$1,888	17,190	917	1,281	21,276
Collectively reviewed for impairment	74,579	177,260	52,506	70,428	374,773
Ending balance	$76,467	194,450	53,423	71,709	396,049

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 2013
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$738	6,987	322	0	8,047	68,420	76,467
Commercial real estate:
Residential developments	0	19,229	0	0	19,229	13,755	32,984
Other	5,337	13,092	0	0	18,429	143,037	161,466

Consumer	0	524	152	240	916	52,507	53,423
Commercial business:
Construction industry	0	401	0	0	401	5,933	6,334
Other	1,419	6,433	0	0	7,852	57,523	65,375
	$7,494	46,666	474	240	54,874	341,175	396,049
	December 31, 2012
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$1,004	13,915	33	0	14,952	82,085	97,037
Commercial real estate:
Residential developments	744	36,210	0	0	36,954	9,389	46,343
Other	17,170	30,365	0	0	47,535	151,029	198,564

Consumer	0	1,543	123	157	1,823	52,152	53,975
Commercial business:
Construction industry	0	320	0	0	320	2,346	2,666
Other	1,224	12,628	134	0	13,986	63,202	77,188
	$20,142	94,981	290	157	115,570	360,203	475,773

Past Due Financing Receivables [Table Text Block]
(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
2013
1-4 family	$1,542	128	322	1,992	74,475	76,467	0
Commercial real estate:
Residential developments	0	1,426	0	1,426	31,558	32,984	0
Other	0	0	0	0	161,466	161,466	0

Consumer	418	256	57	731	52,692	53,423	0
Commercial business:
Construction industry	0	1,934	0	1,934	4,400	6,334	0
Other	800	104	0	904	64,471	65,375	0
	$2,760	3,848	379	6,987	389,062	396,049	0
2012
1-4 family	$1,172	240	0	1,412	95,625	97,037	0
Commercial real estate:
Residential developments	0	0	0	0	46,343	46,343	0
Other	49	0	289	338	198,226	198,564	0

Consumer	591	80	0	671	53,304	53,975	0
Commercial business:
Construction industry	45	0	79	124	2,542	2,666	0
Other	1,441	106	7,467	9,014	68,174	77,188	7,423
	$3,298	426	7,835	11,559	464,214	475,773	7,423

Impaired Financing Receivables [Table Text Block]
	December 31, 2013
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$88	88	0	1,304	2
Commercial real estate:
Residential developments	8,257	13,636	0	9,122	81
Other	52	52	0	350	55
Consumer	487	491	0	350	12
Commercial business:
Construction industry	93	296	0	91	2
Other	0	0	0	7	0

Loans with an allowance recorded:
1-4 family	1,800	1,844	404	2,417	36
Commercial real estate:
Residential developments	7,994	12,725	2,260	12,414	54
Other	888	888	143	1,977	202
Consumer	429	429	382	1,057	14
Commercial business:
Construction industry	0	0	0	29	0
Other	1,188	1,984	589	1,647	36

Total:
1-4 family	1,888	1,932	404	3,721	38
Commercial real estate:
Residential developments	16,251	26,361	2,260	21,536	135
Other	940	940	143	2,327	257
Consumer	916	920	382	1,407	26
Commercial business:
Construction industry	93	296	0	120	2
Other	1,188	1,984	589	1,654	36
	$21,276	32,433	3,778	30,765	494
	December 31, 2012
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$1,617	1,617	0	2,973	66
Commercial real estate:
Residential developments	10,714	15,530	0	10,744	386
Other	640	640	0	2,669	22
Consumer	393	400	0	390	26
Commercial business:
Construction industry	102	1,038	0	235	0
Other	34	534	0	1,252	0

Loans with an allowance recorded:
1-4 family	3,070	3,114	571	3,638	61
Commercial real estate:
Residential developments	14,061	16,545	1,669	14,514	242
Other	2,780	3,133	921	3,973	10
Consumer	1,430	1,430	537	1,301	85
Commercial business:
Construction industry	74	74	62	146	0
Other	2,185	2,936	1,053	3,515	48

Total:
1-4 family	4,687	4,731	571	6,611	127
Commercial real estate:
Residential developments	24,775	32,075	1,669	25,258	628
Other	3,420	3,773	921	6,642	32
Consumer	1,823	1,830	537	1,691	111
Commercial business:
Construction industry	176	1,112	62	381	0
Other	2,219	3,470	1,053	4,767	48
	$37,100	46,991	4,813	45,350	946

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
(Dollars in thousands)	2013	2012
1-4 family	$1,602	2,492
Commercial real estate:
Residential developments	14,146	23,652
Other	403	1,891
Consumer	737	300
Commercial business:
Construction industry	93	176
Other	515	1,464
	$17,496	29,975
(Dollars in thousands)	2013	2012
1-4 family	$909	3,600
Commercial real estate:
Residential developments	15,750	22,843
Other	709	3,032
Consumer	713	1,814
Commercial business:
Construction industry	115	88
Other	1,033	1,678
	$19,229	33,055

Financing Receivable, Modifications, Subsequent Default, Nature and Extent of Transaction
	Year ended December 31, 2013		Year ended December 31, 2012
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment
Troubled debt restructurings that subsequently defaulted:
1-4 family	0	$0	0	$0
Commercial real estate:
Residential developments	0	0	0	0
Other	0	0	2	159
Consumer	0	0	0	0
Commercial business:
Construction industry	0	0	1	74
Other	0	0	2	227
Total	0	$0	5	$460

Prior Year [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Tables) [Line Items]
Financial Effects Of Troubled Debt Restructurings And Difference Between Outstanding Recorded Balance Pre Modification And Post Modification Table [Text Block]
	Year ended December 31, 2013			Year ended December 31, 2012
(Dollars in thousands)	Number of Contracts	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment	Number of Contracts	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Troubled debt restructurings:
1-4 family	2	$210	219	33	$3,991	3,979
Commercial real estate:
Residential developments	0	0	0	11	16,280	12,585
Other	3	754	329	6	2,814	2,586
Consumer	21	528	548	28	1,715	1,729
Commercial business:
Construction industry	1	41	41	2	172	80
Other	5	194	218	5	706	706
Total	32	$1,727	1,355	85	$25,678	21,665